CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Warrants exercise price per share	$ 1.025	$ 1.75
Options exercise price per share	$ 1.025